Derivative Financial Instruments - Reclassification Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses
Derivative [Line Items]
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ (12)	$ 10	$ (12)	$ 27	$ 31	$ 31	$ (18)
General and administrative expense
Derivative [Line Items]
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	1	3	3	5	7	10	5
Revenues
Derivative [Line Items]
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax						1
Costs and expenses
Derivative [Line Items]
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	(5)	(4)	(12)	(6)	(15)	7	13
General and administrative expense
Derivative [Line Items]
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ (9)	$ (12)	$ (13)	$ (23)	$ (17)	$ (12)	$ 8